SHARE CAPITAL	9 Months Ended
Sep. 30, 2021
Disclosure of classes of share capital [abstract]
SHARE CAPITAL

19.	SHARE CAPITAL

Authorized share capital

Unlimited number of common shares without par value.

Issued share capital

During the nine months ended September 30, 2021,

-	The Company issued 7,902,624 (pre-consolidation) common shares for the exercise of warrants for $3,951,312.
-	The Company issued 749,997 (pre-consolidation) common shares for the vesting of Restricted Share Units.
-	The Company issued 1,964,995 (pre-consolidation) common shares for the exercise of stock options for $987,248.
-	The Company issued 75,000 (pre-consolidation) common shares in lieu of cash.
-	The Company issued 32,443,457 (pre-consolidation) units for the Regulation A+ financing in the United States. Each unit is comprised of one common share and one share purchase warrant. These warrants have an exercise price of $0.71 USD per warrant (pre-consolidation), each convert to one common share, and have a life of two years.
-	The Company issued 6,000,000 units (pre-consolidation) for the acquisition of Vital Intelligence. Each unit is comprised of one common share and one warrant. These warrants have an exercise price of $2.67 per warrant (pre-consolidation), each convert to one common share, and have a life of two years.
-	The Company acquired 108,183,525 shares (pre-consolidation) in a 5:1 share consolidation transaction.
-	The Company issued 5,095,966 common shares in a private placement for $25,538,213.
-	The Company issued 15,075 commons shares for the exercise of warrants for $63,924.

Stock Options

The Company has adopted an incentive share compensation plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the CSE requirements, grant to directors, officers, employees, and technical consultants to the Company, non-transferable stock options to purchase common shares. The total number of common shares reserved and available for grant and issuance pursuant to this plan shall not exceed 20% (in the aggregate) of the issued and outstanding common shares from time to time. The number of options awarded and underlying vesting conditions are determined by the Board of Directors in its discretion.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements - Unaudited

For The Three and Nine Months Ended September 30, 2021

Expressed in Canadian Dollars

19.	SHARE CAPITAL (CONT’D)

As at September 30, 2021, the Company had the following options outstanding and exercisable:

Grant Date	Expiry Date	Exercise Price	Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
October 30, 2019	October 30, 2029	$2.50	8.09	296,665	119,999
November 19, 2019	November 19, 2029	$2.50	8.14	50,000	33,333
April 30, 2020	April 30, 2030	$2.50	8.59	87,000	61,999
April 30, 2020	April 30, 2030	$3.85	8.59	110,000	70,000
July 3, 2020	July 3, 2025	$3.20	3.76	200,000	166,666
November 24, 2020	November 24, 2030	$2.50	9.16	32,000	10,000
December 11, 2020	December 11, 2030	$2.15	9.20	25,000	-
February 2, 2021	February 2, 2031	$13.20	9.35	30,000	10,000
March 8, 2021	March 8, 2026	$13.90	4.44	10,000	5,000
April 27, 2021	April 27, 2031	$10.15	9.58	182,000	-
September 9, 2021	September 9, 2026	$4.84	4.94	25,825	-
				1,048,490	476,997

Number of options and weighted average exercise prices in the table below are shown as they were outstanding, forfeited, granted, and exercised, pre-consolidation and post-consolidation.

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2019	3,725,000	$0.50
Forfeited	(216,668)	0.50
Granted	2,460,000	0.63
Outstanding, December 31, 2020	5,968,332	$0.55
Exercised	(1,964,970)	0.50
Granted	1,110,000	2.15
Consolidation 5:1	(4,090,662)	-
Granted (post-consolidation)	25,825	4.84
Outstanding, September 30, 2021	1,048,490	$4.57

During the nine months ended September 30, 2021,

-	The Company granted 150,000 options to an employee. Each option is exercisable at $2.64 per share for 10 years (30,000 options and $13.20 per share post-consolidation).
-	The Company granted 50,000 options to a consultant. Each option is exercisable at $2.78 per share for 5 years (10,000 options and $13.90 per share post-consolidation).
-	The Company granted 910,000 options to employees. Each option is exercisable at $2.03 per share for 10 years (172,000 options and $10.15 per share post-consolidation).
-	The Company underwent an option consolidation at a 5:1 ratio.
-	The Company granted 25,825 options to an employee. Each option is exercisable at $4.84 per share for 5 years.

During the year ended December 31, 2020 (all numbers shown pre-consolidation),

-	The Company granted 445,000 options to employees. Each option is exercisable at $0.50 per share for a period of 10 years from the grant date.
-	The Company issued 600,000 options to consultants. Each option is exercisable at $0.77 per share for a period of 10 years from the grant date.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements - Unaudited

For The Three and Nine Months Ended September 30, 2021

Expressed in Canadian Dollars

19.	SHARE CAPITAL (CONT’D)

-	The Company granted 1,000,000 options to employees. Each option is exercisable at $0.64 per share for a period of 5 years from the grant date.
-	The Company granted 165,000 options to employees. Each option is exercisable at $0.50 per share for a period of 10 years from the grant date.
-	The Company granted 250,000 options to a consultant. Each option is exercisable at $0.43 per share for a period of 10 years from the grant date.

During the nine months ended September 30, 2021, the Company recorded share-based payment expense of $1,393,247 (2020: $1,329,854).

Restricted Share Units

The Company has adopted an incentive share compensation plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the Exchange requirements, grant to directors, officers, employees, and technical consultants to the Company, restricted stock units (RSUs). The number of RSUs awarded and underlying vesting conditions are determined by the Board of Directors in its discretion. RSUs will have a 3-year vesting period following the award date. The total number of common shares reserved and available for grant and issuance pursuant to this plan, and the total number of Restricted Share Units that may be awarded pursuant to this plan, shall not exceed 20% (in the aggregate) of the issued and outstanding common shares from time to time.

Number of RSUs in the table below are shown as they were outstanding, exercised, forfeited, and granted, pre-consolidation and post-consolidation.

As at September 30, 2021, the Company had the following RSUs outstanding:

Number of RSUs
Outstanding, December 31, 2019	3,175,000
Exercised	(999,992)
Forfeited	(341,667)
Granted	1,240,000
Outstanding, December 31, 2020	3,073,341
Exercised	(749,997)
Granted	790,000
Consolidation 5:1	(2,490,677)
Granted (post-consolidation)	190,826
Outstanding, September 30, 2021	813,493

During the nine months ended September 30, 2021, (pre-consolidation) the Company accelerated the vesting of 624,998 RSUs, 124,999 RSUs vested naturally, and issued 790,000 RSUs to employees of the Company with each RSU exercisable into one common share of the Company or the cash equivalent thereof upon the vesting conditions being met for a period of three years from the grant date. On July 29, 2021 the Company underwent a 5:1 share consolidation reducing the number of outstanding RSU’s by 2,490,677 units. After consolidation, the Company issued 190,826 RSU’s to employees of the Company.

During the year ended December 31, 2020, the Company committed to grant 1,240,000 RSUs (pre-consolidation) to employees and consultants of the Company with each RSU exercisable into one common share of the Company or the cash equivalent thereof upon the vesting conditions being met for a period of three years from the grant date.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements - Unaudited

For The Three and Nine Months Ended September 30, 2021

Expressed in Canadian Dollars

19.	SHARE CAPITAL (CONT’D)

During the nine months ended September 30, 2021, the Company recorded share-based payment expense of $1,748,577 (2020: $2,085,571) in stock-based compensation for RSUs, based on the fair values of RSUs granted which were calculated using the closing price of the Company’s stock on the day prior to grant.

Warrants

During the year ended December 31, 2020 and the nine months ended September 30, 2021, the Company issued warrants (“USD Warrants”) with a USD exercise price. Being in a foreign currency that is not the Company’s functional currency, these USD Warrants are required to be recorded as a financial liability and not as equity. As a financial liability, these USD Warrants are revalued on a quarterly basis to fair market value with the change in fair value being recorded through the Consolidated Statement of Comprehensive Income (loss). The initial fair value of these USD Warrants was parsed out from equity and recorded as a financial liability.

To reach a fair value of the USD Warrants, a Black Scholes calculation is used, calculated in USD as the Company also trades on the Nasdaq. The Black Scholes value per USD Warrant is then multiplied by the number of outstanding warrants and then multiplied by the foreign exchange rate at the end of the period from the Bank of Canada.

Warrant Derivative Liability

Balance at January 1, 2020	$-
Change in fair value of warrants outstanding	748,634
Balance at December 31, 2020	$748,634
Change in fair value of warrants outstanding	16,142,364
Balance at September 30, 2021	$16,890,998

The derivative financial liability consists of the fair value of the non-compensatory share purchase warrants that have exercise prices that differ from the functional currency of the Company and are within the scope of IAS 32 “Financial Instruments: Presentation”. Details of these warrants and their fair values are as follows:

Issue Date	Exercise Price		Number of Warrants Outstanding at July 29, 2021	Fair Value at July 29, 2021	Number of Warrants Outstanding at December 31, 2020	Fair Value at December 31, 2020
November 30, 2020	US$	0.71	2,556,496	$3,402,992	2,556,496	$748,634
February 5, 2021	US$	0.71	6,671,992	8,881,192	-	-
March 5, 2021	US$	0.71	25,771,465	34,304,799	-	-
			34,999,953	$46,588,983	2,556,496	$748,634

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements - Unaudited

For The Three and Nine Months Ended September 30, 2021

Expressed in Canadian Dollars

19.	SHARE CAPITAL (CONT’D)

On July 29, 2021, the Company underwent a share consolidation at which time the warrants were consolidated on a 5:1 basis. Results of the consolidation are as follows:

Issue Date	Exercise Price (Post-consolidation)		Number of Warrants Outstanding at July 29, 2021 (Post-consolidation)	Number of Warrants Outstanding at December 31, 2020 (Post-consolidation)
November 30, 2020	US$	3.55	511,299	511,299
February 5, 2021	US$	3.55	1,334,398	-
March 5, 2021	US$	3.55	5,154,293	-
			6,999,991	511,299

Issue Date	Exercise Price		Number of Warrants Outstanding at September 30, 2021	Fair Value at September 30, 2021	Number of Warrants Outstanding at December 31, 2020	Fair Value at December 31, 2020
November 30, 2020	US$	3.55	496,234	$1,174,091	511,299	$748,634
February 5, 2021	US$	3.55	1,334,400	3,157,195	-	-
March 5, 2021	US$	3.55	5,154,321	12,195,143	-	-
July 29, 2021	US$	5.00	250,000	357,704	-	-
September 14, 2021	US$	5.00	4,798	6,865	-	-
			7,239,353	$16,890,998	511,299	$748,634

During the year ended December 31, 2020, the Company extended the life of the November 5, 2019 warrants from expiring on November 5, 2020 to expiring on November 5, 2021. To do this, it was required that 25% of the remaining November 5, 2019 warrants needed to be exercised by October 21, 2020 and 25% needed to be exercised by May 5, 2021 which was completed.

Number of warrants and weighted average exercise prices in the table below are shown as they were outstanding, exercised, forfeited, and granted, pre-consolidation and post-consolidation.

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2019	18,051,499	$0.41
Exercised	(7,923,874)	0.30
Forfeited	(600,000)	0.50
Granted	2,556,496	0.71
Outstanding, December 31, 2020	12,084,121	$0.59
Exercised	(7,902,624)	0.50
Granted	38,443,457	1.02
Consolidation 5:1	(34,099,924)	-
Granted (post-consolidation)	254,798	5.00
Exercised (post-consolidation)	(15,075)	3.55
Outstanding, September 30, 2021	8,764,753	4.89

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements - Unaudited

For The Three and Nine Months Ended September 30, 2021

Expressed in Canadian Dollars

19.	SHARE CAPITAL (CONT’D)

As at September 30, 2021, the Company had the following warrants outstanding (post-consolidation):

Date issued	Expiry date	Exercise price		Number of warrants outstanding
November 5, 2019	November 5, 2021	CDN$	2.50	325,000
November 30, 2020	November 30, 2022	US$	3.55	496,234
February 5, 2021	February 5, 2023	US$	3.55	1,334,400
March 5, 2021	March 5, 2023	US$	3.55	5,154,321
March 22, 2021	March 22, 2023	CDN$	13.35	1,200,000
July 29, 2021	July 29, 2024	US$	5.00	250,000
September 14, 2021	September 14, 2024	US$	5.00	4,798
				8,764,753

The weighted average remaining contractual life of warrants outstanding as of September 30, 2021, was 1.36 (December 31, 2020 - 0.90 years).

Of the 6,000,000 (1,200,000 post-consolidation) warrants issued on March 22, 2021 to acquire Vital, 4,500,000 (900,000 post-consolidation) of the warrants are currently held in escrow, to be released upon completion of the milestones (note 4).